Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Finance income and costs

		Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	Note	€m	€m	€m
Interest income		0.2	0.2	5.9
Net fair value gains on derivatives held for trading		1.4	7.0	—
Net foreign exchange gains on translation of financial assets and liabilities		—	—	18.3
Finance income		1.6	7.2	24.2
Cash pay interest expense		(64.4)	(54.0)	(68.7)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity		14.6	3.9	—
Other interest expense		—	—	(2.8)
Net pension interest costs		(3.8)	(3.6)	(4.1)
Amortization of borrowing costs		(1.5)	(2.7)	(5.0)
Net foreign exchange losses on translation of financial assets and liabilities		(0.3)	(3.9)	—
Interest on unwinding of discounted items		(1.1)	(1.2)	(1.4)
Net fair value losses on derivatives held for trading		—	—	(4.3)
Financing costs incurred in amendment of terms of debt(1)		(1.1)	(20.1)	—
Finance costs		(57.6)	(81.6)	(86.3)
Net finance costs		(56.0)	(74.4)	(62.1)